UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-08411
(Investment Company Act file number)

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385
(Address of principal executive offices) (Zip code)

(937) 426-7640
(Registrant's telephone number)

Barry R. James
P.O. Box 8
Alpha, Ohio 45301
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 - September 30, 2015

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-46.9%
	Basic Materials-2.8%
120,000	Avery Dennison Corp.	$6,788,400
465,980	Celanese Corp., Series A	27,572,037
702,050	CF Industries Holdings, Inc.	31,522,045
318,930	Cooper Tire & Rubber Co.	12,600,924
60,930	Cytec Industries, Inc.	4,499,680
46,000	Ferro Corp.*	503,700
1,018,430	Goodyear Tire & Rubber Co.	29,870,552
426,630	Newmont Mining Corp.	6,855,944
13,450	OCI Resources LP	263,755
95,050	Richmont Mines, Inc.*	262,338
		120,739,375

	Consumer, Cyclical-9.6%
1,553,820	Alaska Air Group, Inc.	123,450,999
557,040	Best Buy Co., Inc.	20,677,325
314,990	Cato Corp., Class A	10,719,110
404,890	Delta Air Lines, Inc.	18,167,414
367,840	Dillard's, Inc., Class A	32,145,538
33,200	Flexsteel Industries, Inc.	1,037,500
536,220	Foot Locker, Inc.	38,591,753
686,440	Ford Motor Co.	9,314,991
707,700	Hanesbrands, Inc.	20,480,838
519,330	Hawaiian Holdings, Inc.*	12,817,064
54,530	Insight Enterprises, Inc.*	1,409,600
59,830	Lennar Corp., Class A	2,879,618
404,820	Macy's, Inc.	20,775,362
174,670	Multi-Color Corp.	13,360,508
30,700	Patrick Industries, Inc.*	1,212,343
34,350	PC Connection, Inc.	712,076
130,000	PharMerica Corp.*	3,701,100
330,000	Skechers U.S.A., Inc., Class A*	44,246,400
736,900	Southwest Airlines Co.	28,031,676
29,810	Viacom, Inc., Class A	1,319,689
38,460	Viacom, Inc., Class B	1,659,549
8,450	Wayside Technology Group, Inc.	146,946
		406,857,399

	Consumer, Non-cyclical-9.2%
417,580	Aetna, Inc.	45,687,428
427,115	Anthem, Inc.	59,796,100
7,800	Coca-Cola Bottling Co. Consolidated	1,508,364
173,155	DeVry Education Group, Inc.	4,711,548
771,540	Dr Pepper Snapple Group, Inc.	60,990,237
176,730	DST Systems, Inc.	18,581,392
414,650	Eli Lilly & Co.	34,702,058
42,400	Helen of Troy, Ltd.*	3,786,320
238,770	Ingles Markets, Inc., Class A	11,420,369
29,550	John B Sanfilippo & Son, Inc.	1,514,733
1,023,720	Kroger Co.	36,925,580
32,728	ManpowerGroup, Inc.	2,680,096
629,650	Merck & Co., Inc.	31,098,414
31,200	Natural Health Trends Corp.	1,019,616
34,650	Net 1 UEPS Technologies, Inc.*	580,041
422,930	Newell Rubbermaid, Inc.	16,794,550
24,925	Nutrisystem, Inc.	661,011

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
30,000	Omega Protein Corp.*	$509,100
698,720	Pfizer, Inc.	21,946,795
575	Seaboard Corp.*	1,770,425
20,700	Superior Uniform Group, Inc.	371,151
422,225	SUPERVALU, Inc.*	3,031,576
255,000	UnitedHealth Group, Inc.	29,582,550
		389,669,454

	Energy-2.5%
209,140	Chevron Corp.	16,496,963
150,420	Exxon Mobil Corp.	11,183,727
95,184	HollyFrontier Corp.	4,648,786
131,500	Star Gas Partners LP	1,116,435
479,340	Tesoro Corp.	46,611,022
444,990	Valero Energy Corp.	26,743,899
58,860	World Fuel Services Corp.	2,107,188
		108,908,020

	Financial-8.1%
115,800	ACE, Ltd.	11,973,720
460,923	American Financial Group, Inc.	31,762,204
671,430	AmTrust Financial Services, Inc.	42,286,661
132,165	Argo Group International Holdings, Ltd.	7,479,217
677,740	Aspen Insurance Holdings, Ltd.	31,494,578
139,910	Endurance Specialty Holdings, Ltd.	8,538,707
28,500	ePlus, Inc.*	2,253,495
88,278	FBL Financial Group, Inc., Class A	5,430,863
477,000	Fifth Third Bancorp	9,020,070
182,000	Goldman Sachs Group, Inc.	31,624,320
20,572	Hersha Hospitality Trust, REIT	466,162
12,810	Horace Mann Educators Corp.	425,548
388,300	JPMorgan Chase & Co.	23,674,651
1,169,390	KeyCorp	15,213,764
7,825	LendingTree, Inc.*	727,960
48,900	MainSource Financial Group, Inc.	995,604
3,550	MutualFirst Financial, Inc.	83,957
358,200	Nelnet, Inc., Class A	12,397,302
321,390	Outerwall, Inc.	18,296,733
125,000	Piper Jaffray Cos.*	4,521,250
60,180	PNC Financial Services Group, Inc.	5,368,056
33,350	Reading International, Inc., Class A*	422,544
135,130	Torchmark Corp.	7,621,332
542,304	Travelers Cos., Inc.	53,975,517
377,025	Unum Group	12,094,962
182,880	XL Group PLC	6,642,202
		344,791,379

	Industrial-4.7%
104,120	AMERCO	40,968,096
715,170	American Axle & Manufacturing Holdings, Inc.*	14,260,490
100,000	American Railcar Industries, Inc.	3,616,000
11,025	American Woodmark Corp.*	715,192
284,110	Ball Corp.	17,671,642
177,572	CNH Industrial NV	1,157,769
69,600	Covenant Transportation Group, Inc., Class A*	1,250,712
13,670	Crown Holdings, Inc.*	625,403
19,825	Culp, Inc.	635,788
106,190	Deere & Co.	7,858,060
37,750	Global Brass & Copper Holdings, Inc.	774,252
480,540	Jarden Corp.*	23,488,795
6,400	L.S. Starrett Co., Class A	77,312

Shares or Principal Amount		Value
	Industrial (continued)
1,059,400	Magna International, Inc.	$50,861,794
173,560	Meritor, Inc.*	1,844,943
179,710	Ryder System, Inc.	13,305,728
77,700	Sonoco Products Co.	2,932,398
8,200	Strattec Security Corp.	517,092
536,350	Trinity Industries, Inc.	12,159,055
300,000	Tsakos Energy Navigation, Ltd.	2,439,000
55,300	USA Truck, Inc.*	952,819
		198,112,340

	Technology-6.6%
25,000	AAR Corp.	474,250
55,000	ACCO Brands Corp.*	388,850
216,150	Apple, Inc.	23,841,345
200,000	Arrow Electronics, Inc.*	11,056,000
211,540	Avnet, Inc.	9,028,527
26,500	Cascade Microtech, Inc.*	374,710
62,000	Cisco Systems, Inc.	1,627,500
23,700	Cohu, Inc.	233,682
220,420	Corning, Inc.	3,773,590
841,840	Deluxe Corp.	46,924,162
47,700	The Hackett Group, Inc.	655,875
365,230	Intel Corp.	11,008,032
275,780	Lexmark International, Inc., Class A	7,992,104
189,220	Lockheed Martin Corp.	39,227,198
63,450	Mind CTI, Ltd.	174,487
300,650	Northrop Grumman Corp.	49,892,868
84,000	Orbotech, Ltd.*	1,297,800
73,300	Pericom Semiconductor Corp.	1,337,725
114,050	Symantec Corp.	2,220,554
152,930	SYNNEX Corp.	13,008,226
318,460	Tower Semiconductor, Ltd.*	4,098,580
165,000	VASCO Data Security International, Inc.*	2,811,600
600,000	Western Digital Corp.	47,664,000
54,200	ZAGG, Inc.*	368,018
		279,479,683

	Utilities-3.4%
230,540	American Electric Power Co., Inc.	13,108,504
1,518,080	AT&T, Inc.	49,459,046
121,070	BCE, Inc.	4,959,027
189,210	BT Group PLC, Sponsored ADR	12,062,138
129,400	DTE Energy Co.	10,399,878
109,700	Edison International	6,918,779
33,900	Gas Natural, Inc.	303,066
70,610	IDACORP, Inc.	4,569,173
51,950	Inteliquent, Inc.	1,160,044
67,700	PG&E Corp.	3,574,560
60,090	Pinnacle West Capital Corp.	3,854,173
75,180	PNM Resources, Inc.	2,108,799
360,650	Portland General Electric Co.	13,333,231
122,280	Public Service Enterprise Group, Inc.	5,155,325
9,080	TELUS Corp.	286,383
216,920	UGI Corp.	7,553,154
450,520	Vonage Holdings Corp.*	2,649,058
65,860	Westar Energy, Inc.	2,531,658
		143,985,996

TOTAL COMMON STOCKS
(Cost $1,640,122,533)		1,992,543,646

Shares or Principal Amount		Value
CLOSED-END FUNDS-0.0%(a)
76,550	Eaton Vance Risk-Managed Diversified Equity Income Fund	$734,880
10,000	Nuveen Municipal Opportunity Fund, Inc.	140,900
40,000	Nuveen Premium Income Municipal Fund 2, Inc.	546,000

TOTAL CLOSED-END FUNDS
(Cost $1,355,923)		1,421,780

EXCHANGE TRADED FUNDS-0.3%
69,710	iShares® MSCI Canada ETF	1,603,330
51,510	iShares® MSCI Philippines ETF	1,771,429
86,270	iShares® MSCI Poland Capped ETF	1,797,867
50,820	iShares® MSCI Switzerland Capped ETF	1,554,584
10,000	iShares® National AMT-Free Municipal Bond ETF	1,095,500
122,900	SPDR® Nuveen Barclays Short Term Municipal Bond ETF	2,993,844

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,422,835)		10,816,554

CORPORATE BONDS-7.0%
	Basic Materials-0.2%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,054,490
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,687,745
		6,742,235
	Consumer, Cyclical-0.5%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,622,785
5,000,000	The Home Depot, Inc., 2.700%, 4/1/23	4,968,235
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,301,980
785,000	McDonald's Corp., 5.700%, 2/1/39	901,308
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,311,476
		19,105,784
	Consumer, Non-cyclical-1.4%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,268,650
3,000,000	Hershey Co., 4.125%, 12/1/20	3,288,420
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	5,988,511
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	4,969,185
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	9,900,810
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,947,000
10,000,000	Stryker Corp., 2.000%, 9/30/16	10,110,340
5,465,000	Wyeth LLC, 5.500%, 2/15/16	5,565,042
		61,037,958
	Energy-1.1%
5,000,000	Apache Corp., 3.250%, 4/15/22	4,869,385
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,032,740
10,000,000	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	10,400,000
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,043,385
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,873,876
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,240,880
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,088,310
		46,548,576
	Financial-2.6%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,106,365
20,000,000	American Express Credit Corp., 2.800%, 9/19/16	20,347,540
5,000,000	Bank of America Corp., 1.795%, 4/27/16(b)	5,001,645
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,352,220
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,199,205
10,000,000	General Electric Capital Corp., 1.089%, 4/15/20(b)	10,044,040
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,800,944
15,000,000	JPMorgan Chase & Co., 2.600%, 1/15/16	15,080,385
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,011,285
20,000,000	Morgan Stanley & Co., 3.800%, 4/29/16	20,327,880

Shares or Principal Amount		Value
	Financial (continued)
$5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	$5,235,950
6,000,000	PNC Bank Na, 2.950%, 2/23/25	5,812,374
5,000,000	UBS AG, 5.875%, 12/20/17	5,444,150
		110,763,983
	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,184,414
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,485,561
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,080,580
		7,750,555
	Technology-0.8%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,587,552
5,000,000	Intel Corp., 3.300%, 10/1/21	5,220,970
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,034,467
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,605,382
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,238,668
5,000,000	Oracle Corp., 2.500%, 10/15/22	4,886,420
		32,573,459
	Utilities-0.2%
5,000,000	Duke Energy Florida, Inc., Series A, 5.800%, 9/15/17	5,429,225
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,802,299
		10,231,524
TOTAL CORPORATE BONDS
(Cost $293,492,714)		294,754,074

MORTGAGE BACKED SECURITIES-0.5%
	Federal National Mortgage Association-0.4%
$14,369,679	3.500%, 9/1/33	15,190,075
2,212,893	4.500%, 9/1/40	2,338,480
		17,528,555
	Government National Mortgage Association-0.1%
4,471,305	4.000%, 12/20/40	4,804,661

TOTAL MORTGAGE BACKED SECURITIES
(Cost $21,561,721)		22,333,216

U.S. GOVERNMENT AGENCIES-3.2%
	Federal Farm Credit Banks-1.8%
15,000,000	1.690%, 8/12/19	15,020,460
10,000,000	1.750%, 5/28/20	10,001,760
10,000,000	2.380%, 5/15/23	9,857,390
10,000,000	3.250%, 7/7/25	10,004,730
10,000,000	3.490%, 8/3/27	10,013,800
10,000,000	3.500%, 9/14/29	10,043,460
10,000,000	3.220%, 3/26/31	10,136,900
		75,078,500
	Federal Home Loan Banks-1.3%
5,000,000	1.600%, 10/22/20	4,963,520
10,000,000	2.430%, 10/11/22	10,002,280
25,000,000	2.125%, 6/25/25 (b)	25,703,875
5,850,000	3.270%, 7/7/25	5,852,685
10,000,000	3.250%, 7/28/25	10,020,990
		56,543,350

Shares or Principal Amount		Value
	United States Department of Housing and Urban Development-0.1%
$5,000,000	2.050%, 8/1/19	$5,147,070

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $136,021,313)		136,768,920

U.S. TREASURY BONDS & NOTES-33.9%
	U.S. Treasury Bonds-3.4%
80,000,000	5.375%, 2/15/31	111,077,120
10,000,000	2.750%, 8/15/42	9,758,330
25,000,000	2.875%, 8/15/45	25,002,600
		145,838,050
	U.S. Treasury Inflation Indexed Notes-0.7%
13,100,570	1.625%, 1/15/18	13,563,531
15,816,450	0.125%, 1/15/22	15,420,217
		28,983,748
	U.S. Treasury Notes-29.8%
35,000,000	2.000%, 1/31/16	35,216,685
41,000,000	1.000%, 9/30/16	41,245,590
125,000,000	0.375%, 10/31/16	124,964,250
80,000,000	0.500%, 1/31/17	80,030,240
58,000,000	4.625%, 2/15/17	61,276,072
90,000,000	0.500%, 2/28/17	90,005,850
50,000,000	0.875%, 10/15/17	50,205,750
100,000,000	0.875%, 11/15/17	100,352,900
155,000,000	1.500%, 8/31/18	157,639,805
200,000,000	2.750%, 2/15/19	211,179,600
185,000,000	1.500%, 10/31/19	187,078,845
100,000,000	2.625%, 11/15/20	105,748,700
20,000,000	2.125%, 5/15/25	20,127,340
		1,265,071,627
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,419,262,520)		1,439,893,425

FOREIGN BONDS-0.8%
	Australia Government-0.2%
AUD 10,000,000	5.250%, 3/15/19	7,809,075

	Canada Government-0.2%
CAD 5,000,000	3.750%, 6/1/19	4,170,513
CAD 5,000,000	3.500%, 6/1/20	4,214,350
		8,384,863
	Netherlands Government-0.1%
EUR 3,000,000	4.000%, 7/15/19(c)	3,869,535

	New Zealand Government Bond-0.2%
NZD 15,000,000	5.000%, 3/15/19	10,337,240

	Queensland Treasury Corp.-0.1%
AUD 5,000,000	6.000%, 10/14/15	3,514,642

TOTAL FOREIGN BONDS
(Cost $39,588,321)		33,915,355

MUNICIPAL BONDS-3.7%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, Prefunded 6/01/17 @ 100, 4.750%, 6/1/31 (d)	1,069,980

Shares or Principal Amount		Value
	Colorado-0.0%(a)
$1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, Prefunded 12/01/16 @ 100, 5.000%, 12/1/26 (d)	$1,053,210

	Connecticut-0.2%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	6,296,843

	Florida-0.3%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	13,144,207
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,094,050
		14,238,257
	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,281,430
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	6,069,950
		9,351,380
	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,785,330

	Illinois-0.0%(a)
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	507,475
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,061,490
		1,568,965
	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	4,977,150

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, Prefunded 8/01/17 @ 100, 5.250%, 8/1/22 (d)	1,083,370

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,057,550

	Ohio-1.0%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,151,479
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,800,108
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,150,150
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,344,500
11,000,000	5.500%, 1/1/51	12,112,760
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,215,335
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/01/18 @ 100, 5.000%, 12/1/26 (d)	555,345
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,133,970
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/01/18 @ 100, 5.000%, 12/1/28 (d)	118,362
895,000	Ohio State University Revenue Bonds, Series A, Unrefunded Portion, 5.000%, 12/1/28	1,000,879
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	604,045
365,000	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/01/18 @ 100, 5.375%, 9/1/28 (d)	405,818
635,000	State of Ohio General Obligation Unlimited Bonds, Series A, Unrefunded Portion, 5.375%, 9/1/28	698,144
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,064,150
		42,355,045
	Pennsylvania-0.6%
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 6/1/24	23,368,000

	Tennessee-0.1%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,772,000

Shares or Principal Amount		Value
	Texas-0.4%
$1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	$1,073,390
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), Prefunded 2/01/17 @ 100, 5.000%, 2/1/37 (d)	1,060,320
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	524,525
7,150,000	New Caney Independent School District General Obligation Unlimited Bonds (School Building), Series AD, Prefunded 2/15/16 @ 100, 5.000%, 2/15/35 (d)	7,276,984
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,248,939
475,000	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100, 5.000%, 2/15/34 (d)	522,390
525,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded Portion, 5.000%, 2/15/34	568,990
		17,275,538
	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,140,500
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,766,990
		11,907,490
	Wisconsin-0.2%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	5,882,350

TOTAL MUNICIPAL BONDS
(Cost $153,089,044)		158,042,458

SHORT TERM INVESTMENTS-3.4%
	Mutual Funds-3.4%
144,317,248	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	144,317,248

TOTAL SHORT TERM INVESTMENTS
(Cost $144,317,248)		144,317,248

TOTAL INVESTMENT SECURITIES-99.7%
(Cost $3,860,234,172)		4,234,806,676
OTHER ASSETS IN EXCESS OF LIABILITIES-0.3%		11,476,429
NET ASSETS-100.0%		$4,246,283,105

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,869,535, representing 0.09% of net assets.
(d)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ADR - American Depositary Receipt
ASA - Allmennaksjeselskap is the Norwegian term for public limited company
AUD - Australian Dollar
BV - Besloten Vennootschap is the Dutch term for private limited liability company
CAD - Canadian Dollar
ETF - Exchange Traded Fund
EUR - Euro
LLC - Limited Liability Company
LP - Limited Partnership

Ltd. - Limited
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
NZD - New Zealand Dollar
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts

Foreign Bonds Securities Allocation
% of Net Assets
Asia - Pacific	0.5%
North America	0.2%
Europe - Euro	0.1%
0.8%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS-97.7%
	Basic Materials-10.6%
30,630	Cooper Tire & Rubber Co.	$1,210,191
28,560	Innospec, Inc.	1,328,326
130,460	Lydall, Inc.*	3,716,805
14,225	Minerals Technologies, Inc.	685,076
50,910	Neenah Paper, Inc.	2,967,035
13,475	OCI Resources LP	264,245
98,375	Richmont Mines, Inc.*	271,515
		10,443,193

	Consumer, Cyclical-15.6%
33,708	Asbury Automotive Group, Inc.*	2,735,404
34,224	Flexsteel Industries, Inc.	1,069,500
170,575	Hawaiian Holdings, Inc.*	4,209,791
50,997	Insight Enterprises, Inc.*	1,318,272
11,915	Meritage Homes Corp.*	435,136
41,580	Multi-Color Corp.	3,180,454
31,490	Patrick Industries, Inc.*	1,243,540
54,950	PC Connection, Inc.	1,139,114
8,305	Wayside Technology Group, Inc.	144,424
		15,475,635

	Consumer, Non-cyclical-15.5%
33,945	Cardtronics, Inc.*	1,110,001
7,660	Coca-Cola Bottling Co. Consolidated	1,481,291
19,305	Helen of Troy, Ltd.*	1,723,937
40,300	Ingles Markets, Inc., Class A	1,927,549
30,297	John B Sanfilippo & Son, Inc.	1,553,024
14,680	Lannett Co., Inc*	609,514
46,907	National HealthCare Corp.	2,856,167
32,063	Natural Health Trends Corp.	1,047,819
51,180	Natus Medical, Inc.*	2,019,051
60,780	Pointer Telocation, Ltd.*	472,261
32,470	Superior Uniform Group, Inc.	582,187
		15,382,801

	Energy-3.3%
218,850	Advantage Oil & Gas, Ltd.*	1,140,208
35,218	Delek US Holdings, Inc.	975,539
136,433	Star Gas Partners LP	1,158,316
		3,274,063

	Financial-14.6%
53,190	Aircastle, Ltd.	1,096,246
30,233	Argo Group International Holdings, Ltd.	1,710,885
35,275	Aspen Insurance Holdings, Ltd.	1,639,229
29,136	ePlus, Inc.*	2,303,784
34,945	FBL Financial Group, Inc., Class A	2,149,816
78,471	MainSource Financial Group, Inc.	1,597,670
3,240	MutualFirst Financial, Inc.	76,626
49,400	Outerwall, Inc.	2,812,342
42,625	Premier Financial Bancorp, Inc.	606,980

Shares		Value
	Financial (continued)
34,303	Reading International, Inc., Class A*	$434,619
		14,428,197

	Industrial-10.1%
59,160	American Axle & Manufacturing Holdings, Inc.*	1,179,651
71,990	Covenant Transportation Group, Inc., Class A*	1,293,660
67,280	Headwaters, Inc.*	1,264,864
6,335	L.S. Starrett Co., Class A	76,527
87,675	Meritor, Inc.*	931,985
7,330	SL Industries, Inc.*	249,220
12,818	Strattec Security Corp.	808,303
131,688	Supreme Industries, Inc., Class A	1,096,961
120,115	Tsakos Energy Navigation, Ltd.	976,535
38,605	Unifi, Inc.*	1,150,815
57,080	USA Truck, Inc.*	983,488
		10,012,009

	Technology-18.2%
168,070	ACCO Brands Corp.*	1,188,255
41,675	Cascade Microtech, Inc.*	589,284
24,220	Cohu, Inc.	238,809
48,523	Deluxe Corp.	2,704,672
31,765	Leidos Holdings, Inc.	1,312,212
97,550	Mentor Graphics Corp.	2,402,657
100,325	Mind CTI, Ltd.	275,894
66,860	NCI, Inc., Class A	887,232
140,900	Orbotech, Ltd.*	2,176,905
75,885	Pericom Semiconductor Corp.	1,384,901
20,355	SYNNEX Corp.	1,731,396
200,416	Tower Semiconductor, Ltd.*	2,579,354
85,650	ZAGG, Inc.*	581,564
		18,053,135

	Utilities-9.8%
34,840	Gas Natural, Inc.	311,470
8,925	IDACORP, Inc.	577,537
53,510	Inteliquent, Inc.	1,194,878
46,310	PNM Resources, Inc.	1,298,996
53,260	Portland General Electric Co.	1,969,022
730,888	Vonage Holdings Corp.*	4,297,621
		9,649,524

TOTAL COMMON STOCKS
(Cost $78,620,515)		96,718,557

SHORT TERM INVESTMENTS-6.2%
	Mutual Funds-6.2%
6,138,737	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	6,138,737

TOTAL SHORT TERM INVESTMENTS
(Cost $6,138,737)		6,138,737

TOTAL INVESTMENT SECURITIES-103.9%
(Cost $84,759,252)		102,857,294
OTHER LIABILITIES IN EXCESS OF ASSETS-(3.9)%		(3,901,472)
NET ASSETS-100.0%		$98,955,822

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

LP - Limited Partnership
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS-95.4%
	Basic Materials-10.8%
7,500	Avery Dennison Corp.	$424,275
5,000	Celanese Corp., Series A	295,850
10,000	Cooper Tire & Rubber Co.	395,100
7,329	Cytec Industries, Inc.	541,247
12,000	Goodyear Tire & Rubber Co.	351,960
		2,008,432

	Consumer, Cyclical-20.7%
16,500	Alaska Air Group, Inc.	1,310,925
3,500	Asbury Automotive Group, Inc.*	284,025
6,500	Foot Locker, Inc.	467,805
15,000	Hawaiian Holdings, Inc.*	370,200
12,500	PharMerica Corp.*	355,875
7,000	The Ryland Group, Inc.	285,810
2,500	Skechers U.S.A., Inc., Class A*	335,200
10,000	Vista Outdoor, Inc.*	444,300
		3,854,140

	Consumer, Non-cyclical-7.4%
6,000	Helen of Troy, Ltd.*	535,800
9,000	Ingles Markets, Inc., Class A	430,470
5,000	ManpowerGroup, Inc.	409,450
		1,375,720

	Energy-4.8%
8,250	HollyFrontier Corp.	402,930
5,000	Tesoro Corp.	486,200
		889,130

	Financial-15.0%
7,000	Allied World Assurance Co. Holdings AG	267,190
8,775	American Financial Group, Inc.	604,685
6,000	AmTrust Financial Services, Inc.	377,880
4,000	Aspen Insurance Holdings, Ltd.	185,880
6,000	First American Financial Corp.	234,420
11,350	Nelnet, Inc., Class A	392,824
7,000	Validus Holdings, Ltd.	315,490
11,000	XL Group PLC	399,520
		2,777,889

	Industrial-14.4%
3,000	AMERCO	1,180,410
17,437	Jarden Corp.*	852,320
15,498	Meritor, Inc.*	164,744
2,000	Ryder System, Inc.	148,080
40,000	Tsakos Energy Navigation, Ltd.	325,200
		2,670,754

	Technology-13.4%
7,750	Arrow Electronics, Inc.*	428,420
7,000	Avnet, Inc.	298,760
13,950	Deluxe Corp.	777,573
8,500	Mentor Graphics Corp.	209,355
5,000	Orbital ATK, Inc.	359,350

Shares		Value
	Technology (continued)
5,000	SYNNEX Corp.	$425,300
		2,498,758

	Utilities-8.9%
15,550	CMS Energy Corp.	549,226
4,975	DTE Energy Co.	399,841
8,000	Portland General Electric Co.	295,760
4,500	UGI Corp.	156,690
44,000	Vonage Holdings Corp.*	258,720
		1,660,237

TOTAL COMMON STOCKS
(Cost $12,369,892)		17,735,060

SHORT TERM INVESTMENTS-4.6%
	Mutual Funds-4.6%
860,086	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	860,086

TOTAL SHORT TERM INVESTMENTS
(Cost $860,086)		860,086

TOTAL INVESTMENT SECURITIES-100.0%
(Cost $13,229,978)		18,595,146
OTHER LIABILITIES IN EXCESS OF ASSETS-0.0%(a)		(884)
NET ASSETS-100.0%		$18,594,262

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
Ltd. - Limited
PLC - Public Limited Company

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS-98.7%
	Basic Materials-4.7%
19,780	Lydall, Inc.*	$563,532
9,465	OCI Resources LP	185,609
104,685	Richmont Mines, Inc.*	288,930
		1,038,071

	Consumer, Cyclical-16.0%
24,026	Flexsteel Industries, Inc.	750,813
23,245	Hawaiian Holdings, Inc.*	573,687
6,460	Multi-Color Corp.	494,125
22,136	Patrick Industries, Inc.*	874,151
38,543	PC Connection, Inc.	798,996
5,605	Wayside Technology Group, Inc.	97,471
		3,589,243

	Consumer, Non-cyclical-20.6%
5,420	Coca-Cola Bottling Co. Consolidated	1,048,120
16,580	Ingles Markets, Inc., Class A	793,021
21,296	John B Sanfilippo & Son, Inc.	1,091,633
22,534	Natural Health Trends Corp.	736,411
12,950	Net 1 UEPS Technologies, Inc.*	216,783
30,335	Pointer Telocation, Ltd.*	235,703
27,212	Superior Uniform Group, Inc.	487,911
		4,609,582

	Energy-3.6%
95,661	Star Gas Partners LP	812,162
		812,162

	Financial-14.0%
17,048	ePlus, Inc.*	1,347,985
56,863	MainSource Financial Group, Inc.	1,157,731
2,330	MutualFirst Financial, Inc.	55,104
20,370	Premier Financial Bancorp, Inc.	290,069
23,179	Reading International, Inc., Class A*	293,678
		3,144,567

	Industrial-16.8%
3,850	American Woodmark Corp.*	249,749
50,475	Covenant Transportation Group, Inc., Class A*	907,036
8,500	Culp, Inc.	272,595
15,150	Global Brass & Copper Holdings, Inc.	310,726
4,470	L.S. Starrett Co., Class A	53,998
5,200	SL Industries, Inc.*	176,800
9,031	Strattec Security Corp.	569,495
62,933	Supreme Industries, Inc., Class A	524,232

Shares		Value
	Industrial (continued)
40,060	USA Truck, Inc.*	$690,234
		3,754,865

	Technology-14.2%
26,925	Cascade Microtech, Inc.*	380,719
17,045	Cohu, Inc.	168,064
70,370	Mind CTI, Ltd.	193,518
38,960	NCI, Inc., Class A	516,999
35,541	Orbotech, Ltd.*	549,108
53,250	Pericom Semiconductor Corp.	971,813
60,080	ZAGG, Inc.*	407,943
		3,188,164

	Utilities-8.8%
24,425	Gas Natural, Inc.	218,359
43,750	Inteliquent, Inc.	976,938
130,800	Vonage Holdings Corp.*	769,104
		1,964,401

TOTAL COMMON STOCKS
(Cost $17,871,633)		22,101,055

SHORT TERM INVESTMENTS-0.8%
	Mutual Funds-0.8%
189,770	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	189,770

TOTAL SHORT TERM INVESTMENTS
(Cost $189,770)		189,770

TOTAL INVESTMENT SECURITIES-99.5%
(Cost $18,061,403)		22,290,825
OTHER ASSETS IN EXCESS OF LIABILITIES-0.5%		122,697
NET ASSETS-100.0%		$22,413,522

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

LP - Limited Partnership
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-67.4%
	Basic Materials-4.9%
1,400	Celanese Corp., Series A	$82,838
1,300	CF Industries Holdings, Inc.	58,370
1,000	Eastman Chemical Co.	64,720
		205,928

	Consumer, Cyclical-10.0%
1,500	Cato Corp., Class A	51,045
700	CVS Health Corp.	67,536
1,150	Foot Locker, Inc.	82,765
650	Home Depot, Inc.	75,068
1,500	Lennar Corp., Class A	72,195
550	Skechers U.S.A., Inc., Class A*	73,744
		422,353

	Consumer, Non-cyclical-10.2%
900	Eli Lilly & Co.	75,321
950	Helen of Troy, Ltd.*	84,835
2,000	Newell Rubbermaid, Inc.	79,420
1,000	Towers Watson & Co., Class A	117,380
600	UnitedHealth Group, Inc.	69,606
		426,562

	Energy-3.7%
2,000	Halliburton Co.	70,700
850	Tesoro Corp.	82,654
		153,354

	Financial-10.7%
750	ACE, Ltd.	77,550
1,200	AmTrust Financial Services, Inc.	75,576
400	Goldman Sachs Group, Inc.	69,504
1,250	Outerwall, Inc.	71,163
850	PNC Financial Services Group, Inc.	75,820
800	Travelers Cos., Inc.	79,624
		449,237

	Industrial-13.0%
4,000	American Axle & Manufacturing Holdings, Inc.*	79,760
1,500	Crown Holdings, Inc.*	68,625
500	FedEx Corp.	71,990
1,500	Jarden Corp.*	73,320
6,000	Meritor, Inc.*	63,780
1,500	NACCO Industries, Inc., Class A	71,325
1,500	Sonoco Products Co.	56,610
7,500	Tsakos Energy Navigation, Ltd.	60,975
		546,385

	Technology-5.9%
700	Apple, Inc.	77,210
300	International Business Machines Corp.	43,491
450	Northrop Grumman Corp.	74,678

Shares or Principal Amount		Value
	Technology (continued)
3,000	VASCO Data Security International, Inc.*	$51,120
		246,499

	Utilities-9.0%
1,500	Edison International	94,604
2,200	Exelon Corp.	65,340
2,000	Public Service Enterprise Group, Inc.	84,320
1,750	Vectren Corp.	73,518
10,000	Vonage Holdings Corp.*	58,800
		376,582

TOTAL COMMON STOCKS
(Cost $3,019,575)		2,826,900

EXCHANGE TRADED FUNDS-1.4%
250	iShares® 20+ Year Treasury Bond ETF	30,885
1,200	iShares® MSCI Germany ETF	29,688

TOTAL EXCHANGE TRADED FUNDS
(Cost $65,622)		60,573

U.S. GOVERNMENT AGENCIES-3.6%
	Federal Farm Credit Banks-3.6%
$50,000	3.250%, 7/7/25	50,024
50,000	3.170%, 7/21/25	50,314
50,000	3.500%, 9/14/29	50,217
		150,555
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $149,900)		150,555

U.S. TREASURY BONDS & NOTES-21.6%
	U.S. Treasury Bond-3.7%
150,000	3.000%, 5/15/45	153,617

	U.S. Treasury Note-17.9%
750,000	0.500%, 6/30/16	751,279

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $904,491)		904,896

SHORT TERM INVESTMENTS-5.0%
	Mutual Funds-5.0%
211,646	First American Government Obligations Fund , Class Y, 7-Day Yield 0.006%	211,646

TOTAL SHORT TERM INVESTMENTS
(Cost $211,646)		211,646

TOTAL INVESTMENT SECURITIES-99.0%
(Cost $4,351,234)		4,154,570
OTHER ASSETS IN EXCESS OF LIABILITIES-1.0%		42,070
NET ASSETS-100.0%		$4,196,640

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

ETF - Exchange Traded Fund
Ltd. - Limited
MSCI - Morgan Stanley Capital International

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS-95.1%
	Basic Materials-10.1%
11,980	Avery Dennison Corp.	$677,708
8,600	Celanese Corp., Series A	508,862
5,000	Cooper Tire & Rubber Co.	197,550
24,490	Goodyear Tire & Rubber Co.	718,292
9,190	Innospec, Inc.	427,427
7,220	Lydall, Inc.*	205,698
		2,735,537

	Consumer, Cyclical-11.7%
14,480	Alaska Air Group, Inc.	1,150,436
4,670	Meritage Homes Corp.*	170,549
2,920	Multi-Color Corp.	223,351
15,890	RR Donnelley & Sons Co.	231,358
6,440	Skechers U.S.A., Inc., Class A*	863,475
13,480	Southwest Airlines Co.	512,779
		3,151,948

	Consumer, Non-cyclical-24.4%
5,830	Aetna, Inc.	637,860
3,110	Anthem, Inc.	435,400
12,110	Dr Pepper Snapple Group, Inc.	957,296
6,350	DST Systems, Inc.	667,639
3,975	Eli Lilly & Co.	332,668
8,900	Helen of Troy, Ltd.*	794,770
32,290	Kroger Co.	1,164,700
15,085	Pfizer, Inc.	473,820
9,700	UnitedHealth Group, Inc.	1,125,297
		6,589,450

	Energy-4.9%
4,900	HollyFrontier Corp.	239,316
8,970	Tesoro Corp.	872,243
3,460	Valero Energy Corp.	207,946
		1,319,505

	Financial-16.3%
12,740	AmTrust Financial Services, Inc.	802,365
7,430	FBL Financial Group, Inc., Class A	457,093
2,060	Goldman Sachs Group, Inc.	357,946
8,610	JPMorgan Chase & Co.	524,952
67,160	KeyCorp	873,752
9,220	PNC Financial Services Group, Inc.	822,424
5,500	Travelers Cos., Inc.	547,415
		4,385,947

	Industrial-10.8%
810	AMERCO	318,711
18,910	Magna International, Inc.	907,869
21,500	Meritor, Inc.*	228,545
5,020	Ryder System, Inc.	371,681
30,060	Smith & Wesson Holding Corp.*	507,112
6,720	Sonoco Products Co.	253,613

Shares		Value
	Industrial (continued)
38,720	Tsakos Energy Navigation, Ltd.	$314,793
		2,902,324

	Technology-10.8%
38,490	ACCO Brands Corp.*	272,124
5,860	Apple, Inc.	646,358
5,075	Deluxe Corp.	282,881
2,675	Lockheed Martin Corp.	554,554
5,660	Northrop Grumman Corp.	939,277
17,335	Tower Semiconductor, Ltd.*	223,101
		2,918,295

	Utilities-6.1%
5,830	American Electric Power Co., Inc.	331,494
5,390	Edison International	339,947
11,295	PNM Resources, Inc.	316,825
109,395	Vonage Holdings Corp.*	643,242
		1,631,508

TOTAL COMMON STOCKS
(Cost $21,435,206)		25,634,514

SHORT TERM INVESTMENTS-4.9%
	Mutual Funds-4.9%
1,330,710	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	1,330,710

TOTAL SHORT TERM INVESTMENTS
(Cost $1,330,710)		1,330,710

TOTAL INVESTMENT SECURITIES-100.0%
(Cost $22,765,916)		26,965,224
OTHER LIABILITIES IN EXCESS OF ASSETS-0.0%		(12,245)
NET ASSETS-100.0%		$26,952,979

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
RIGHTS-0.0%
(320)	Furiex Pharmaceuticals, CVR(a)(b)	$0

TOTAL RIGHTS SOLD SHORT		0

TOTAL SECURITIES SOLD SHORT-0.0%
(Proceeds $–)		$0

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2015, the total market value of these securities was $0, representing 0.0% of net assets.
(b)	Security considered illiquid. On September 30, 2015, the total market value of these securities was $0, representing 0.0% of net assets.

CVR - Contingent Value Right
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust, and James Long-Short Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P 400® MidCap Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Quarterly Report | September 30, 2015 (Unaudited)	1

Notes to Quarterly Schedule of Investments	James Advantage Funds

September 30, 2015 (Unaudited)

Securities Valuation
Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Fixed income securities may also be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional‐size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

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The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,992,543,646	$–	$–	$1,992,543,646
Closed-End Funds	1,421,780	–	–	1,421,780
Exchange Traded Funds	10,816,554	–	–	10,816,554
Corporate Bonds	–	294,754,074	–	294,754,074
Mortgage Backed Securities	–	22,333,216	–	22,333,216
U.S. Government Agencies	–	136,768,920	–	136,768,920
U.S. Treasury Bonds & Notes	1,439,893,425	–	–	1,439,893,425
Foreign Bonds	–	33,915,355	–	33,915,355
Municipal Bonds	–	158,042,458	–	158,042,458
Short Term Investments	144,317,248	–	–	144,317,248
Total	$3,588,992,653	$645,814,023	$–	$4,234,806,676

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$96,718,557	$–	$–	$96,718,557
Short Term Investments	6,138,737	–	–	6,138,737
Total	$102,857,294	$–	$–	$102,857,294

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,735,060	$–	$–	$17,735,060
Short Term Investments	860,086	–	–	860,086
Total	$18,595,146	$–	$–	$18,595,146

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,101,055	$–	$–	$22,101,055
Short Term Investments	189,770	–	–	189,770
Total	$22,290,825	$–	$–	$22,290,825

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,826,900	$–	$–	$2,826,900
Exchange Traded Funds	60,573	–	–	60,573
U.S. Government Agencies	–	150,555	–	150,555
U.S. Treasury Bonds & Notes	904,896	–	–	904,896
Short Term Investments	211,646	–	–	211,646
Total	$4,004,015	$150,555	$–	$4,154,570

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,634,514	$–	$–	$25,634,514
Short Term Investments	1,330,710	–	–	1,330,710
Total	$26,965,224	$–	$–	$26,965,224

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Rights(1)	–	–	0	0
TOTAL	$–	$–	$0	$0

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.
(1)	Furiex Pharmaceuticals, CVR rights are illiquid and considered Level 3. The market value of the rights was $0 as of 9/30/15.

Investment Transactions
Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2015, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation
The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash
The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of the Fund’s short positions.

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3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENST (TAX BASIS)

The following information is computed on a tax basis for each item as of September 30, 2015:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long- Short Fund
Tax cost of portfolio investments	$3,861,540,533	$84,837,453	$13,229,978	$18,028,389	$4,352,422	$22,883,048
Gross unrealized appreciation	480,022,727	21,424,078	5,775,190	5,393,150	42,993	4,982,652
Gross unrealized depreciation	(106,756,584)	(3,404,237)	(410,022)	(1,130,714)	(240,845)	(900,476)
Net unrealized appreciation/(depreciation)	373,266,143	18,019,841	5,365,168	4,262,436	(197,852)	4,082,176

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2015, the James Micro Cap Fund and the James Long-Short Fund utilized their line of credit. The average amount of borrowings was $100,000 over 4 days with a weighted-average interest rate of 3.25% for the James Micro Cap Fund and the average amount of borrowings was $169,375 over 8 days with a weighted-average interest rate of 3.25% for the James Long-Short Fund. As of September 30, 2015, the James Micro Cap Fund and the James Long-Short Fund did not have outstanding balances with respect to the line of credit. Interest on funded and unfunded loans can be found under interest expense on the Statements of Operations. For the remaining Funds, there were no borrowings on their line of credit during the year. Each Fund’s line of credit agreement expired on July 14, 2015 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 12, 2016
James Small Cap Fund	$6,500,000	Prime Rate*	July 12, 2016
James Mid Cap Fund	$715,000	Prime Rate*	July 12, 2016
James Micro Cap Fund	$540,000	Prime Rate*	July 12, 2016
James Aggressive Allocation Fund	$100,000	Prime Rate*	July 12, 2016
James Long-Short Fund	$3,000,000	Prime Rate*	July 12, 2016

*	The rate at which the Bank announces as its prime lending rate.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)

Date:	November 20, 2015

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)

Date:	November 20, 2015